Non-controlling interest - Summarized cash flows - (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net changes in non cash working capital items	$ 7,899	$ 1,523
Net cash generated from operating activities	54,469	43,640
Net cash used in investing activities	(51,607)	(25,352)
Net cash from (used in) financing activities	(21,091)	(964)
Effect of foreign exchange rate changes on cash and cash equivalents	(38)	(281)
Increase (decrease) in cash and cash equivalents	(18,267)	17,043
Cash and cash equivalents, beginning of year	42,145	25,102
Cash and cash equivalents, end of year	23,878	42,145
Corona
Cash flows from operating activities
Cash generated from operating activities	76,269	34,902
Net changes in non cash working capital items	(3,968)	(5,885)
Decomissioning liabilities settled	(1,423)	(331)
Income taxes paid	(15,994)	(3,562)
Net cash generated from operating activities	54,884	25,124
Net cash used in investing activities	(18,740)	(11,587)
Net cash from (used in) financing activities	(53,126)	1,516
Effect of foreign exchange rate changes on cash and cash equivalents	13	4
Increase (decrease) in cash and cash equivalents	(16,969)	15,057
Cash and cash equivalents, beginning of year	36,877	21,820
Cash and cash equivalents, end of year	$ 19,908	$ 36,877